Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Schedule of undiscounted cash payments

The undiscounted cash payments for the next five years as of December 31, 2024 is:

(In thousands)
2025	278
2026	143
2027	7
Total undiscounted payments	428
Less: effect of discounting	(14)
Discounted lease liabilities	414

Bandwidth purchase commitments
Commitments and contingencies
Schedule of undiscounted cash payments

(In thousands)	December 31, 2024
2025	275

Capital commitments
Commitments and contingencies
Schedule of undiscounted cash payments

(In thousands)	December 31, 2024
2025	1,960